SHARE CAPITAL (Details Textual)	1 Months Ended		12 Months Ended
	Dec. 31, 2022 shares	Mar. 31, 2021 shares	Dec. 31, 2022 shares
Statement1 [Line Items]
Number of shares issued			475,515
Ordinary shares [member] | 2018 FSP [Member]
Statement1 [Line Items]
Number of shares issued	161,984
Certain Employees [Member] | Ordinary shares [member] | 2018 FSP [Member]
Statement1 [Line Items]
Stock issued during the period shares		246,191